THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
OCTOBER 12, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON OCTOBER 6, 1999.


                                    Form 13F

     Report for the Calendar Year or Quarter Ended SEPTEMBER 30 1998
                                                   -----------------

                (Please read instructions before preparing form)

                          If amended report check here:     [X]

  Name of Institutional Investment Manager:

                               JL ASSOCIATES, LLC
--------------------------------------------------------------------------------

Business Address:

Street  655 MADISON AVENUE         City    NEW YORK        State  NY  Zip 10021
      -----------------------           ----------------------------------------

Name, Phone No., and Title of Person Only Authorized to Submit This Report:

                MICHAEL LEWITTES,(212) 593-2729, MANAGING MEMBER
--------------------------------------------------------------------------------

   ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

--------------------------------------------------------------------------------

       The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete, it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

       Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 16TH day of OCTOBER , 1998.

                                      JL ASSOCIATES, LLC
              ------------------------------------------------------------------
                                     (Name of Institutional Investment Manager)
                                             [SIG]
              ------------------------------------------------------------------
              (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

             13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:             13F File No.:         Name:             13F File No.:
1.                                      8.

-------------------------------         -------------------------------

2.                                      9.

-------------------------------         -------------------------------

3.                                      10.

-------------------------------         -------------------------------

4.                                      11.

-------------------------------         -------------------------------

5.                                      12.

-------------------------------         -------------------------------

6.                                      13.

-------------------------------         -------------------------------


7.                                      14.

-------------------------------         -------------------------------

                       Report for the Calander Quarter Ended September 30, 1998

                                   FORM 13F
                                                                --------------
                                                                (SEC USE ONLY)
                                                                --------------

                          Name of Reporting Manager:      JL ASSOCIATES, LLC

----------------------------------------------------------------------------------------------------------------------------
                                                                                                             ITEM 5:
   ITEM 1:                              ITEM 2:                   ITEM 3:           ITEM 4:                 SHARES OF
NAME OF ISSUER                       TITLE OF CLASS                CUSIP          FAIR MARKET               PRINCIPAL
                                                                  NUMBER             VALUE                    AMOUNT


----------------------------------------------------------------------------------------------------------------------------
Astoria Finl Corp                     CALL                        046265904        $        11,563                1,850
Bandag Inc.                           CL A                        059815308        $     6,152,446              198,466
Bank of the Ozarks Inc                COM                         063904106        $     1,150,000               50,000
CBS Corp                              COM                         12490K107        $     7,881,250              325,000
Chrysler Corp                         COM                         171196108        $    19,162,304              400,257
Coast Federal Litigation TR           RT                          19034Q110        $     3,162,524              358,868
Crescent Oper Inc                     COM                         22575M100        $     1,335,250              218,000
El Paso Elec Co                       COM                         283677854        $    16,142,814            1,666,355
First Union Real Estate Equity        SH BEN INT                  337400105        $     2,871,472              546,947
Golden St Bancorp Inc                 WT EXP 000000               381197136        $       711,980              170,025
Grey Advertising Inc                  COM                         397838103        $       359,700                1,100
Griffin Ld & Nurseries Inc            CL A                        398231100        $     1,370,644              123,900
Hallwood Realty Partners LP           DEPOSIT UT NEW              40636T203        $       806,400               14,400
HF Finl Corp                          COM                         404172108        $       797,268               54,984
Hollywood Park Inc                    COM                         436255103        $       345,778               33,328
MMI Companies Inc                     COM                         553087107        $       705,590               39,336
Merrill Lynch & Co Inc                COM                         590188108        $     7,078,125              150,000
Pulitzer Pubg Co                      COM                         745771105        $    26,462,169              334,435
Safety-Kleen Corp New                 COM                         78648R104        $    12,875,081            3,886,817
US Can Corp                           COM                         90328W105        $     4,762,968              325,673
Young Broadcasting Inc                CL A                        987434107        $     3,889,908              115,685

COLUMN TOTALS                                                                      $   118,035,234


------------------------------------------------------------------------------------------------------------------------------
                                                   ITEM 6:                                                ITEM 8:
   ITEM 1:                                  INVESTMENT DISCRETION                                VOTING AUTHORITY (SHARES)
NAME OF ISSUER                      --------------------------------------     ITEM 7:       ---------------------------------
                                                (b) SHARED-                    MANAGERS
                                    (a) SOLE     AS DEFINED   (c) SHARED-    SEE INSTR. V    (a) SOLE   (b) SHARED    (c) NONE
                                                IN INSTR. V      OTHER
------------------------------------------------------------------------------------------------------------------------------
Astoria Finl Corp                      X                                                         X
Bandag Inc.                            X                                                         X
Bank of the Ozarks Inc                 X                                                         X
CBS Corp                               X                                                         X
Chrysler Corp                          X                                                         X
Coast Federal Litigation TR            X                                                         X
Crescent Oper Inc                      X                                                         X
El Paso Elec Co                        X                                                         X
First Union Real Estate Equity         X                                                         X
Golden St Bancorp Inc                  X                                                         X
Grey Advertising Inc                   X                                                         X
Griffin Ld & Nurseries Inc             X                                                         X
Hallwood Realty Partners LP            X                                                         X
HF Finl Corp                           X                                                         X
Hollywood Park Inc                     X                                                         X
MMI Companies Inc                      X                                                         X
Merrill Lynch & Co Inc                 X                                                         X
Pulitzer Pubg Co                       X                                                         X
Safety-Kleen Corp New                  X                                                         X
US Can Corp                            X                                                         X
Young Broadcasting Inc                 X                                                         X

COLUMN TOTALS